Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 39,013	$ 38,345
Securities
Trading	136,071	146,534
Investment, net of applicable allowance	139,743	102,470
Securities	275,814	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,961
Loans, net of applicable allowance
Loans, net	660,992	618,856
Other
Derivatives	113,488	101,560
Deposits
Personal	343,052	294,732
Business and government	624,311	565,482
Bank	44,522	25,791
Deposits	1,011,885	886,005
Other
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Derivatives	109,927	98,543
Subordinated debentures	9,867	9,815
Financial assets classified as at FVTPL [member]
Securities
Trading	126,027	137,600
Securities	126,027	137,600
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	246,068
Loans, net of applicable allowance
Retail		275
Wholesale	6,197	7,055
Loans, net	6,197	7,330
Other
Derivatives	113,488	101,560
Other assets	3,414	3,156
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	21,603	22,283
Securities
Trading	10,044	8,934
Securities	10,044	8,934
Loans, net of applicable allowance
Retail	253	242
Wholesale	2,363	1,856
Loans, net	2,616	2,098
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	81,395	57,223
Securities	81,395	57,223
Loans, net of applicable allowance
Retail	260	95
Wholesale	744	451
Loans, net	1,004	546
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	525	463
Securities	525	463
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	104	140
Business and government	389	151
Deposits	493	291
Other
Obligations related to securities sold short	29,285	35,069
Derivatives	109,927	98,543
Other liabilities	80	(1,209)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	17,096	17,394
Business and government	107,466	111,389
Bank	18,015	3,032
Deposits	142,577	131,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	255,922	218,612
Other liabilities	86	91
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	17,410	16,062
Securities
Investment, net of applicable allowance	58,627	45,104
Securities	58,627	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	48,621	60,894
Loans, net of applicable allowance
Retail	462,884	424,416
Wholesale	198,753	184,645
Loans, net	661,637	609,061
Other
Other assets	57,065	50,375
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	324,804	277,353
Business and government	518,501	452,536
Bank	26,518	22,773
Deposits	869,823	752,662
Other
Obligations related to assets sold under repurchase agreements and securities loaned	18,309	7,974
Other liabilities	65,719	61,024
Subordinated debentures	10,071	9,930
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	39,013	38,345
Securities
Trading	136,071	146,534
Investment, net of applicable allowance	139,743	102,470
Securities	275,814	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,961
Loans, net of applicable allowance
Retail	454,942	424,081
Wholesale	206,050	194,775
Loans, net	660,992	618,856
Other
Derivatives	113,488	101,560
Other assets	60,479	53,531
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	17,410	16,062
Securities
Investment, net of applicable allowance	57,823	44,784
Securities	57,823	44,784
Assets purchased under reverse repurchase agreements and securities borrowed	48,621	60,893
Loans, net of applicable allowance
Retail	454,429	423,469
Wholesale	196,746	185,413
Loans, net	651,175	608,882
Other
Other assets	57,065	50,375
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	39,013	38,345
Securities
Trading	136,071	146,534
Investment, net of applicable allowance	140,547	102,790
Securities	276,618	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,962
Loans, net of applicable allowance
Retail	463,397	425,028
Wholesale	208,057	194,007
Loans, net	671,454	619,035
Other
Derivatives	113,488	101,560
Other assets	60,479	53,531
Financial liabilities at carrying amount [member]
Deposits
Personal	343,052	294,732
Business and government	624,311	565,482
Bank	44,522	25,791
Deposits	1,011,885	886,005
Other
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Derivatives	109,927	98,543
Other liabilities	65,878	59,921
Subordinated debentures	9,867	9,815
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	325,852	277,198
Business and government	516,456	453,942
Bank	26,507	22,759
Deposits	868,815	753,899
Other
Obligations related to assets sold under repurchase agreements and securities loaned	18,309	7,974
Other liabilities	65,712	61,039
Subordinated debentures	9,867	9,815
Financial liabilities at fair value [member]
Deposits
Personal	342,004	294,887
Business and government	626,356	564,076
Bank	44,533	25,805
Deposits	1,012,893	884,768
Other
Obligations related to securities sold short	29,285	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	274,231	226,586
Derivatives	109,927	98,543
Other liabilities	65,885	59,906
Subordinated debentures	$ 10,071	$ 9,930